PROPERTY AND EQUIPMENT (Details)	8 Months Ended	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)
PROPERTY, PLANT AND EQUIPMENT
Balance at the beginning		$ 1,803	$ 2,564	$ 3,265
Balance at the end	$ 3,265	1,181	1,803	2,285
Computer equipment [member]
PROPERTY, PLANT AND EQUIPMENT
Balance at the beginning		1,803	2,564	3,265
Depreciation	(576)	(527)	(780)	(980)
Movement in foreign exchange		(95)	19
Balance at the end	$ 3,265	$ 1,181	$ 1,803	$ 2,285